May 2, 2000


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re:  Maxim  Series  Account  of  Great-West  Life &  Annuity  Insurance  Company
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933, File Nos. 033-82610 and 811-03249

Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in post-effective amendment no. 7 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of post-effective amendment no. 7 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on April 26, 2000.

        If  you  should  require  any  additional   information   regarding  the
foregoing, please contact the undersigned at (303) 737-4001.

Maxim Series Account of
Great-West Life & Annuity Insurance Company

(Registrant)

By:     /s/Russell L. Biles

        Russell L. Biles
        Attorney

        Great-West Life & Annuity Insurance Company